Other Long-Term Assets - Schedule of other long-term assets (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Long-term prepayments, contracts and other	$ 313	$ 279
Prepaid cost of service tolls	166	179
Long-term inventory	204	141
Risk management (note 19)	13	13
Other assets	696	612
Less: current portion	76	71
Other long-term assets	$ 620	$ 541